Summary of Significant Accounting Policies (Details) - shares	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Percent of interest in the General Partners Controlling Interest	53.30%	53.30%
Interest in the General Partners Controlling Interest (in shares)	2,414,615	2,414,615